Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 78,196	$ 421,549
Prepaid expenses and other current assets	172,508	740,241
Total current assets	250,704	1,161,790
Cash and marketable securities held in Trust Account	41,561,656	232,304,005
Interest receivable on cash and marketable securities held in the Trust Account	133,211	1,973
Other long-term assets		165,230
TOTAL ASSETS	41,945,571	233,632,998
Current liabilities
Accounts payable	195,064	28,100
Accrued legal fees	2,157,037	225,146
Accrued liabilities	103,344	305,755
Payable to related parties	781,561	72,857
Note payable to related party	603,880
Note payable to related party at fair value	257,492
Other current liabilities	88,021	1,783
Total current liabilities	4,186,399	633,641
Warrant liability	31,800	413,400
Deferred underwriting fee payable	9,200,000	9,200,000
Total liabilities	13,418,199	10,247,041
Commitments and contingencies (Note 6)
Common stock subject to possible redemption, 4,014,050 shares, at a redemption value of $10.37 per share, and 23,000,000 shares, at a redemption value of $10.10 per share, as of December 31, 2022 and 2021, respectively	41,606,846	232,304,195
Stockholders' deficit
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; none issued or outstanding
Common stock, par value of $0.0001 per share; 100,000,000 shares authorized; 6,545,000 shares issued and outstanding as of December 31, 2022 and 2021	655	655
Additional paid-in capital	0
Accumulated deficit	(13,080,129)	(8,918,893)
Total stockholders' deficit	(13,079,474)	(8,918,238)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	$ 41,945,571	$ 233,632,998